Fair Value	12 Months Ended
Dec. 31, 2018
Fair Value [Abstract]
Fair Value

NOTE 6 – FAIR VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.  There are three levels of inputs that may be used to measure fair values:

Level 1 – Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level 2 – Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data.

Level 3 – Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

The Company used the following methods and significant assumptions to estimate the fair value of each type of asset and liability:

Securities available for sale:  The fair value of securities available for sale is determined using pricing models that vary based on asset class and include available trade, bid and other market information or matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2).

Derivatives:  The fair value of derivatives, which includes yield maintenance provisions, interest rate lock commitments and interest rate swaps, is based on valuation models using observable market data as of the measurement date (Level 2).

TBA mortgage – back securities:  To mitigate the effect of the interest rate risk inherent in providing rate lock commitments to borrowers, the Company enters into either a forward sales contract to sell loans to investors when using best efforts or a trade of “to be announced (TBA)” mortgage-backed securities for mandatory delivery.  The forward sales contracts lock in a price for the sale of loans with similar characteristics to the specific rate lock commitments based on a valuation model using observable market data for pricing commitments (Level 2).

Impaired loans:  The fair value of impaired loans with specific allocations of the ALLL is generally based on recent real estate appraisals. These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for collateral-dependent impaired loans are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by a third-party appraisal management company approved by the Board of Directors annually. Once received, the loan officer or a member of the credit department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics.  Appraisals are updated as needed based on facts and circumstances associated with the individual properties.  Real estate appraisals typically incorporate measures such as recent sales prices for comparable properties.  Appraisers may make adjustments to the sales prices of the comparable properties as deemed appropriate based on the age, condition or general characteristics of the subject property.  Management applies an additional discount to real estate appraised values, typically to reflect changes in market conditions since the date of the appraisal and to cover disposition costs (including selling expenses) based on the intended disposition method of the property.  Non-real estate collateral may be valued using an appraisal, net book value per the borrower’s financial statements, or aging reports, adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and client’s business, resulting in a Level 3 fair value classification.  Impaired loans are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

Loans held for sale:  Loans held for sale are carried at fair value, as determined by outstanding commitments from third party investors (Level 2).

Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities for which the Company has elected the fair value option, are summarized below:

Fair Value Measurements at December 31, 2018 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$9,881
Mortgage-backed securities - residential	170
Collateralized mortgage obligations	63
Total securities available for sale	$10,114
Loans held for sale	$17,385
Yield maintenance provisions (embedded derivatives)	$17
Interest rate lock commitments	$721
Financial Liabilities:
Interest-rate swaps	$17
TBA mortgage-backed securities	$342

Fair Value Measurements at December 31, 2017 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$11,417
Mortgage-backed securities - residential	244
Collateralized mortgage obligations	112
Total securities available for sale	$11,773
Loans held for sale	$1,124
Yield maintenance provisions (embedded derivatives)	$56
Interest rate lock commitments	$11
Financial Liabilities:
Interest-rate swaps	$56

The Company had no assets or liabilities measured at fair value on a recurring basis that were measured using Level 1 or Level 3 inputs at December 31, 2018 or December 31, 2017.  There were no transfers of assets or liabilities measured at fair value between levels during 2018 or 2017.

Assets measured at fair value on a non-recurring basis are summarized below:

Fair Value Measurements at December 31, 2018 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$100
Real Estate:
Single-family residential	110
Commercial:
Non-owner occupied	2,804
Total impaired loans	$3,014

Fair Value Measurements at December 31, 2017 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$115
Real Estate:
Single-family residential	116
Commercial:
Non-owner occupied	2,832
Total impaired loans	$3,063

The Company had no assets or liabilities measured at fair value on a non-recurring basis that were measured using Level 1 or 2 inputs at December 31, 2018 or December 31, 2017.

Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $3,036, with a valuation allowance of $22 at December 31, 2018.  Impaired loans that are measured for impairment using the fair value of the collateral for collateral dependent loans, had a principal balance of $3,087 with a valuation allowance of $24 at December 31, 2017.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2018:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$100	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.48%
Real estate:
Single-family residential	110	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.61%
Commercial:
Non-owner occupied	2,804	Comparable sales approach	Adjustment for differences between the comparable market transactions	(3.48%, 8.61%) 5.02%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2017:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$115	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.48%
Real estate:
Single -family residential	116	Comparable sales approach	Adjustment for differences between the comparable market transactions	(1.81%, 3.61%) 2.91%
Commercial:
Non-owner occupied	2,832	Comparable sales approach	Adjustment for differences between the comparable market transactions	(3.48%, 9.64%) 5.15%

Financial Instruments Recorded Using Fair Value Option:

The Company has elected the fair value option for loans held for sale.  These loans are intended for sale and the Company believes that the fair value is the best indicator of the resolution of these loans.  Loans originated as construction loans, that were subsequently transferred to held for sale, are carried at the lower cost or market and are not included.  Interest income is recorded based on the contractual terms of the loan and in accordance with the Company’s policy on loans held for investment.  None of these loans were 90 days or more past due or on nonaccrual as of December 31, 2018 or December 31, 2017.

As of December 31, 2018 and December 31, 2017, the aggregate fair value, contractual balance and gain or loss of loans held for sale were as follows:

	December 31, 2018	December 31, 2017
Aggregate fair value	$17,385	$1,124
Contractual balance	17,008	1,120
Gain	377	4

The total amount of gains and losses from changes in fair value included in earnings for the year ended December 31, 2018 and 2017 for loans held for sale were:

	2018	2017
Interest income	$669	$68
Interest expense	-	-
Change in fair value	373	(7)
Total change in fair value	$1,042	$61

The carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2018 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$67,304	$67,304	$-	$-	$67,304
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	10,114	-	10,114	-	10,114
Loans held for sale	17,385	-	17,385	-	17,385
Loans and leases, net	550,683	-	-	549,599	549,599
FHLB and FRB stock	3,476	n/a	n/a	n/a	n/a
Accrued interest receivable	2,181	45	40	2,097	2,182
Yield maintenance provisions (embedded derivatives)	17	-	17	-	17
Interest rate lock commitments	721	-	721	-	721

Financial liabilities
Deposits	$(579,786)	$(306,121)	$(272,924)	$-	$(579,045)
FHLB advances and other borrowings	(19,500)	-	(19,589)	-	(19,589)
Advances by borrowers for taxes and insurance	(827)	-	-	(827)	(827)
Subordinated debentures	(14,767)	-	(14,280)	-	(14,280)
Accrued interest payable	(231)	-	(231)	-	(231)
Interest-rate swaps	(17)	-	(17)	-	(17)
TBA mortgage-backed securities	(342)	-	(342)	-	(342)

The carrying amounts and estimated fair values of financial instruments at December 31, 2017 were as follows:

	Fair Value Measurements at December 31, 2017 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$45,498	$45,498	$-	$-	$45,498
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	11,773	-	11,773	-	11,773
Loans held for sale	1,124	-	1,124	-	1,124
Loans and leases, net	406,406	-	-	402,719	402,719
FHLB stock	3,227	n/a	n/a	n/a	n/a
Accrued interest receivable	1,326	27	38	1,261	1,326
Yield maintenance provisions (embedded derivatives)	56	-	56	-	56
Interest rate lock commitments	11	-	11	-	11

Financial liabilities
Deposits	$(419,028)	$(236,797)	$(181,659)	$-	$(418,456)
FHLB advances and other borrowings	(13,500)	-	(13,466)	-	(13,466)
Advances by borrowers for taxes and insurance	(489)	-	-	(489)	(489)
Subordinated debentures	(5,155)	-	(4,094)	-	(4,094)
Accrued interest payable	(79)	(6)	(73)	-	(79)
Interest-rate swaps	(56)	-	(56)	-	(56)

The methods and assumptions used to estimate fair value are described as follows.

Cash and Cash Equivalents and Interest-Bearing Deposits in Other Financial Institutions

The carrying amounts of cash and short-term instruments approximate fair values and are classified as Level 1.

FHLB and FRB Stock

It is not practical to determine the fair value of FHLB and FRB stock due to restrictions placed on its transferability.

Loans and Leases

Fair values of loans and leases as of December 31, 2018, excluding loans held for sale, are estimated utilizing an exit pricing methodology as follows:  For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values resulting in a Level 3 classification.  Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality resulting in a Level 3 classification.  The discount rate for the discounted cash flow analyses includes a credit quality adjustment.  Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair value of loans at December 31, 2017, do not necessarily represent an exit price and are not comparable period to period.

Deposits

The fair values disclosed for demand deposits (e.g., interest and noninterest bearing checking, passbook savings, and money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount) resulting in a Level 1 classification. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Other Borrowings

The fair values of the Company’s long-term FHLB and credit facility advances are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

The fair values of the Company’s subordinated debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements resulting in a Level 2 classification.

Accrued Interest Receivable/Payable

The carrying amounts of accrued interest approximate fair value resulting in a Level 1, 2 or 3 classification, consistent with the asset or liability with which they are associated.

Advances by Borrowers for Taxes and Insurance

The carrying amount of advances by borrowers for taxes and insurance approximates fair value resulting in a Level 3 classification, consistent with the liability with which they are associated.

Off-Balance-Sheet Instruments

The fair value of off-balance-sheet items is not considered material.